Dispositions	12 Months Ended
Dec. 31, 2024
Dispositions [Abstract]
Dispositions
4. DISPOSITIONS
Pending Sale of NMGC
On August 5, 2024, Emera entered into an agreement

to sell its indirect wholly owned subsidiary NMGC
for a total enterprise value of approximately $ 1.3

billion USD, consisting of cash proceeds and the
transfer of debt and customary closing adjustments. The

transaction is expected to close in late 2025,
subject to certain approvals, including approval by the

NMPRC. As a result of the pending sale, NMGC’s
assets and liabilities are classified as held for sale.
As the transaction proceeds will be lower than the carrying amount of the assets and liabilities being sold,
Emera assessed the NMGC reporting unit for goodwill impairment by comparing the FV of expected
transaction proceeds to the carrying value of net assets,

including goodwill of $
366

million USD (“NMGC
carrying amount”). The goodwill of the reporting unit was

determined to be impaired and a non-cash
goodwill impairment charge of $ 210

million ($
198

million, after-tax) or $
155

million USD ($
146

million
USD, after-tax) was recorded in “Impairment Charges” on the Consolidated

Statements of Income in Q3
2024.

Following the goodwill impairment assessment, the held for

sale assets and liabilities were measured at
the lower of their carrying amount or fair value less costs

to sell. The measurement resulted in an
additional loss for the estimated future transaction costs

of $
16

million ($
12

million after-tax), in addition to
incurred transaction costs of $ 9

million ($
7

million after-tax) recorded in “Other Income, net” on the
Consolidated Statements of Income in Q3 2024.
The Company will continue to record depreciation on the NMGC assets through the transaction closing
date, as the depreciation continues to be reflected in

customer rates and will be reflected in the carryover
basis of the assets when sold. Depreciation and amortization of $
26

million ($
19

million USD) was
recorded on these assets from August 5, 2024, the date

they were classified as held for sale, through
December 31, 2024.
Details of the assets and liabilities classified as held for sale are as follows:
As at
December 31

millions of dollars 2024
Cash and cash equivalents $

8
Inventory

9
Derivative instruments

1
Regulatory assets

28
Receivables and other current assets

127
Current assets held for sale $

173
PP&E

1,828
Regulatory assets

6
Goodwill

303
Other long-term assets

23
Long-term assets held for sale $

2,160
Total assets held for sale $

2,333
Short-term debt

$

46
Derivative instruments

1
Regulatory liabilities

10
Accounts payable and other current liabilities

155
Current liabilities associated with assets held for sale

212
Long-term debt

696
Deferred income taxes

167
Regulatory liabilities

274
Other long-term liabilities

11
Long-term liabilities associated with assets held for sale $

1,148
Total liabilities associated with assets held for sale $

1,360
Sale of LIL Equity Interest
On June 4, 2024, Emera completed the sale of its 31.1

per cent indirect minority equity interest in the LIL
for a total transaction value of $ 1.2

billion, including cash proceeds of $
957

million and $
235

million for
assuming Emera’s contractual obligation to fund the

remaining initial capital investment, which represents
additional LIL equity interest for the acquirer.

Cash proceeds from the sale in the amount of $
30

million is
held in escrow pending finalization of certain agreements

with the LIL general partner. The

escrow
proceeds receivable is held at FV and included in the gain

on sale, after transaction costs. As of
December 31, 2024, the estimated FV of the escrow proceeds

receivable is $
25

million. In Q2 2024, a
gain on sale, after transaction costs, of $ 182

million, ($
107 million, after tax and transaction costs), was
recognized in “Other Income, net” on the Consolidated

Statements of Income and included in the Other
segment. In Q4 2024, Emera recognized a $ 22

million tax benefit due to the reversal of a prior year
valuation allowance related to loss carryforwards applied against a portion of the taxable capital gain on
the sale of LIL. This tax benefit was recorded in “Income Tax

(Recovery) Expense” on the Consolidated
Statements of Income in Q4 2024 and included in the

Other segment.